Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 3,229	$ 3,085	$ 4,138
Cost of revenues	1,929	1,640	1,943
Gross profit	1,300	1,445	2,195
Research and development expenses	8,273	9,123	5,877
Sales and marketing expenses	4,437	3,204	1,917
General and administrative expenses	4,166	5,857	4,125
Operating loss	15,576	16,739	9,724
Financial expenses (income), net	(924)	239	171
Net loss and comprehensive loss	$ 14,652	$ 16,978	$ 9,895
Basic net loss per share (in Dollars per share)	$ 0.32	$ 0.46	$ 0.35
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	45,638,030	37,016,631	28,548,676